Financial Income and Expenses - Additional Information (Details) € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€)
Disclosure Of Financial Income And Expenses [Line Items]
Foreign currency exchange loss	€ 8,525
OCEANEs
Disclosure Of Financial Income And Expenses [Line Items]
Percentage of payment of coupons rate	3.50%
Percentage of discount of bond debt at effective interest rate	7.20%